Credit Risk - Summary of Social Housing Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Social Housing Exposure [line items]
Drawn	£ 201,619	£ 199,332
Total	92,547	113,108
Corporate and commercial banking [member]
Disclosure Of Social Housing Exposure [line items]
Total	23,394	24,510
Corporate centre [member]
Disclosure Of Social Housing Exposure [line items]
Total	45,075	56,349
Social Housing [member]
Disclosure Of Social Housing Exposure [line items]
Drawn	6,624	7,178
Total	9,086	9,250
Social Housing [member] | Corporate and commercial banking [member]
Disclosure Of Social Housing Exposure [line items]
Drawn	2,844	2,118
Total	4,743	3,274
Social Housing [member] | Corporate centre [member]
Disclosure Of Social Housing Exposure [line items]
Drawn	3,780	5,060
Total	£ 4,343	£ 5,976